UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07080

Name of Fund: BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Michigan Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 04/30/2013

Item 1	–	Schedule of Investments

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan – 126.5%
Corporate – 6.2%
Dickinson County EDC, Michigan, Refunding RB, International Paper Co. Project, Series A,
5.75%, 6/01/16	$3,900	$3,914,898
Monroe County EDC, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC),
6.95%, 9/01/22	10,695	14,509,265

		18,424,163

County/City/Special District/School District – 36.8%
Adrian City School District Michigan, GO (AGM)(a):
5.00%, 5/01/14	2,000	2,093,920
5.00%, 5/01/14	1,600	1,675,136
Anchor Bay School District, GO, Refunding (Q-SBLF):
4.13%, 5/01/25	3,000	3,321,030
4.25%, 5/01/26	1,800	1,984,626
4.38%, 5/01/27	960	1,056,643
4.00%, 5/01/28	240	256,082
4.38%, 5/01/28	600	655,632
4.00%, 5/01/29	620	657,925
4.50%, 5/01/29	900	992,052
Bay City School District Michigan, GO, School Building & Site (AGM),
5.00%, 5/01/36	2,800	3,051,608
Birmingham City School District Michigan, GO, School Building & Site (AGM),
5.00%, 11/01/14(a)	1,000	1,069,890
Brighton Area School District Michigan, GO, School Building & Site, Series I (Q-SBLF),
4.25%, 5/01/37	3,570	3,708,016
Charter Township of Canton Michigan, GO, Capital Improvement (AGM):
5.00%, 4/01/25	1,840	2,093,699
5.00%, 4/01/26	2,000	2,248,040
5.00%, 4/01/27	500	562,710
Chippewa Valley Schools, GO, Refunding (Q-SBLF):
5.00%, 5/01/31	1,860	2,167,179
5.00%, 5/01/32	1,970	2,284,294
City of Oak Park Michigan, GO, Street Improvement (NPFGC),
5.00%, 5/01/30	500	543,555
Comstock Park Public Schools, GO, School Building & Site, Series B (Q-SBLF):
5.50%, 5/01/36	750	865,793
5.50%, 5/01/41	1,355	1,562,139
County of Genesee Michigan, GO, Refunding, Series A (NPFGC),
5.00%, 5/01/19	600	643,914
County of Genesee Michigan, GO, Water Supply System (NPFGC),
5.13%, 11/01/33	1,000	1,019,870
Dearborn Brownfield Redevelopment Authority, GO, Limited Tax, Redevelopment, Series A (AGC),
5.50%, 5/01/39	3,300	3,711,543
Detroit City School District Michigan, GO, School Building & Site Improvement (NPFGC)(a):
Series A, 5.38%, 5/01/13	1,300	1,300,169
Series B, 5.00%, 5/01/13	2,850	2,850,342
Eaton Rapids Public Schools Michigan, GO, School Building & Site (AGM)(a):
5.25%, 5/01/14	1,325	1,390,945
5.25%, 5/01/14	1,675	1,758,365
Flint EDC, RB, Michigan Department of Human Services Office Building Project,
5.25%, 10/01/41	3,070	3,314,587
Fraser Public School District, GO, School Building & Site (AGM),
5.00%, 5/01/25	2,000	2,170,480
Gibraltar School District Michigan, GO, School Building & Site Improvement (NPFGC)(a):
5.00%, 5/01/14	2,940	3,078,062
5.00%, 5/01/14	710	743,562
Goodrich Area School District, GO, School Building & Site (Q-SBLF):
5.50%, 5/01/32	600	702,756
5.50%, 5/01/36	1,200	1,394,424
5.50%, 5/01/41	1,575	1,812,179
Gull Lake Community School District, GO, School Building & Site (AGM),
5.00%, 5/01/14(a)	3,625	3,797,079
Harper Creek Community School District Michigan, GO, Refunding (AGM),
5.00%, 5/01/22	1,125	1,220,895
Harper Woods School District Michigan, GO, Refunding, School Building & Site (NPFGC),
5.00%, 5/01/14(a)	430	445,188
Howell Public Schools, GO, Refunding (Q-SBLF),
4.50%, 5/01/29	1,090	1,231,929
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF),
5.25%, 5/01/41	4,100	4,645,956
L’Anse Creuse Public Schools Michigan, GO, School Building & Site (AGM):
5.00%, 5/01/24	1,000	1,085,240
5.00%, 5/01/25	1,525	1,654,991
5.00%, 5/01/26	1,600	1,726,384
5.00%, 5/01/35	3,000	3,194,370

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2013	1

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (concluded)
Lansing Building Authority Michigan, GO, Series A (NPFGC),
5.38%, 6/01/13(a)	$1,510	$1,516,750
Lincoln Consolidated School District Michigan, GO, Refunding (NPFGC),
4.63%, 5/01/28	5,000	5,355,850
Livonia Public Schools School District Michigan, GO, Refunding, Series A (NPFGC),
5.00%, 5/01/24	1,000	1,042,520
Montrose Community Schools, GO (NPFGC),
6.20%, 5/01/17	830	908,360
Orchard View Schools Michigan, GO, School Building & Site (NPFGC),
5.00%, 11/01/13(a)	5,320	5,448,159
Parchment School District, GO, School Building & Site,
5.00%, 5/01/25	1,000	1,149,990
Pennfield School District Michigan, GO, School Building & Site (NPFGC)(a):
5.00%, 5/01/14	765	800,527
5.00%, 5/01/14	605	633,096
Reed City Public Schools Michigan, GO, School Building & Site (AGM),
5.00%, 5/01/14(a)	1,425	1,492,645
Romulus Community Schools, GO, Unlimited Tax, Refunding, (AGM), (Q-SBLF):
4.13%, 5/01/25	1,150	1,260,457
4.25%, 5/01/26	1,200	1,314,372
4.25%, 5/01/27	1,200	1,305,432
4.50%, 5/01/29	1,025	1,122,211
Southfield Public Schools Michigan, GO, School Building & Site, Series B (AGM),
5.00%, 5/01/14(a)	2,000	2,094,540
Thornapple Kellogg School District Michigan, GO, Refunding, School Building & Site (NPFGC),
5.00%, 5/01/32	2,500	2,774,625
Van Dyke Public Schools Michigan, GO, School Building & Site (AGM),
5.00%, 5/01/28	1,250	1,423,412
Zeeland Public Schools Michigan, GO, School Building & Site (NPFGC),
5.00%, 5/01/14(a)	1,600	1,675,632

		109,061,777

Education – 6.0%
Grand Valley State University Michigan, RB (NPFGC),
5.50%, 2/01/18	1,760	1,925,510
Lake Superior State University, Refunding RB (AGM):
4.00%, 11/15/26	770	815,268
4.00%, 11/15/27	465	489,850
4.00%, 11/15/28	310	325,091
4.00%, 11/15/29	400	416,752
4.00%, 11/15/30	310	321,588
Michigan Higher Education Facilities Authority, RB, Limited Obligation, Hillsdale College Project,
5.00%, 3/01/35	1,720	1,738,008
Michigan State University, Refunding RB, General, Series C,
5.00%, 2/15/40	4,700	5,200,456
Michigan Technological University, Refunding RB, General, Series A,
5.00%, 10/01/34	1,650	1,861,151
Saginaw Valley State University Michigan, Refunding RB, General (NPFGC),
5.00%, 7/01/24	2,100	2,209,284
Western Michigan University, Refunding RB, General,
5.25%, 11/15/40	2,100	2,397,570

		17,700,528

Health – 22.0%
Flint Hospital Building Authority Michigan, Refunding RB, Hurley Medical Center (ACA),
6.00%, 7/01/20	1,045	1,048,793
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM),
5.25%, 5/15/36	4,750	5,318,195
Kent Hospital Finance Authority Michigan, Refunding RB, Spectrum Health, Series A,
5.00%, 11/15/29	4,500	5,093,955
Michigan State Finance Authority, RB, Sparrow Obligated Group,
5.00%, 11/15/36	1,550	1,718,625
Michigan State Finance Authority, Refunding RB:
Hospital, Oakwood Obligated Group, 5.00%, 8/15/31	1,745	1,951,870
Trinity Health Credit, 5.00%, 12/01/31	3,100	3,551,019
Trinity Health Credit, 5.00%, 12/01/35	3,100	3,483,749
Michigan State Hospital Finance Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/25	3,700	4,343,245
Hospital, MidMichigan Obligated Group, Series A (AMBAC), 5.50%, 4/15/18	2,530	2,538,223
McLaren Health Care, Series C, 5.00%, 8/01/35	1,000	1,069,010
MidMichigan Obligated Group, Series A, 5.00%, 4/15/26	620	654,100
MidMichigan Obligated Group, Series A, 5.00%, 4/15/36	3,550	3,684,190

2	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Health (concluded)
Michigan State Hospital Finance Authority, Refunding RB:
Henry Ford Health System, Series A, 5.25%, 11/15/46	$2,500	$2,637,500
Hospital, Oakwood Obligated Group, 5.00%, 11/01/32	4,000	4,450,720
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/21	600	676,356
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/25	3,260	3,523,767
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/37	630	661,613
Hospital, Sparrow Obligated, 5.00%, 11/15/31	3,100	3,301,686
Mclaren Health Care, 5.75%, 5/15/38	4,500	5,198,625
McLaren Health Care, Series A, 5.00%, 6/01/35	1,390	1,544,179
Trinity Health Credit, Series A, 6.25%, 12/01/28	930	1,120,659
Trinity Health Credit, Series A, 6.50%, 12/01/33	1,000	1,208,950
Trinity Health Credit Group, Series C, 4.00%, 12/01/32	4,460	4,621,630
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital,
8.25%, 9/01/39	1,000	1,281,170
Sturgis Building Authority, RB, Sturgis Hospital Project (NPFGC),
4.75%, 10/01/34	475	482,942

		65,164,771

Housing – 8.8%
Michigan State HDA, RB:
Deaconess Tower AMT (Ginnie Mae), 5.25%, 2/20/48	1,000	1,038,780
Series A, 4.75%, 12/01/25	4,235	4,679,209
Series A, AMT (NPFGC), 5.30%, 10/01/37	130	130,139
Williams Pavilion, AMT (Ginnie Mae), 4.75%, 4/20/37	3,700	3,826,651
Michigan State HDA, Refunding RB:
Rental Housing Revenue, Series D, 4.50%, 10/01/48	9,715	9,863,639
Series A, 6.05%, 10/01/41	6,010	6,516,944

		26,055,362

State – 16.3%
Michigan Municipal Bond Authority, Refunding RB, Local Government, Charter County Wayne, Series B (AGC),
5.38%, 11/01/24	125	145,778
Michigan State Building Authority, Refunding RB, Facilities Program:
Series H (AGM), 5.00%, 10/15/26	4,500	5,130,810
Series I, 6.25%, 10/15/38	3,900	4,728,555
Series I (AGC), 5.25%, 10/15/24	4,000	4,780,400
Series I (AGC), 5.25%, 10/15/25	2,000	2,390,200
Series I (AGC), 5.25%, 10/15/26	600	713,862
Series I-A, 5.50%, 10/15/45	1,250	1,447,500
Series II (NPFGC), 5.00%, 10/15/29	3,500	3,564,820
Michigan State Finance Authority, RB, Series F:
5.00%, 4/01/31	1,000	1,087,250
5.25%, 10/01/41	6,085	6,664,961
Michigan Strategic Fund, Refunding RB, Cadillac Place Office Building Project,
5.25%, 10/15/31	1,500	1,716,705
State of Michigan, RB, GAB (AGM),
5.25%, 9/15/27	5,250	6,095,932
State of Michigan Trunk Line Revenue, RB:
5.00%, 11/15/29	1,000	1,181,920
5.00%, 11/15/33	1,850	2,154,214
5.00%, 11/15/36	3,500	4,049,675
State of Michigan, COP (AMBAC),
2.12%, 6/01/22(b)(c)	3,000	2,476,920

		48,329,502

Transportation – 12.1%
Wayne County Airport Authority, RB, Detroit Metropolitan Wayne County Airport, AMT (NPFGC):
5.25%, 12/01/25	7,525	8,227,308
5.25%, 12/01/26	6,300	6,887,979
5.00%, 12/01/34	4,435	4,777,560
Wayne County Airport Authority, Refunding RB, AMT (AGC):
5.75%, 12/01/25	4,000	4,744,800
5.75%, 12/01/26	1,000	1,186,200
5.38%, 12/01/32	8,700	9,903,036

		35,726,883

Utilities – 18.3%
City of Detroit Michigan Water Supply System, RB:
Second Lien, Series B (AGM), 7.00%, 7/01/36	3,000	3,614,850
Second Lien, Series B (NPFGC), 5.00%, 7/01/13(a)	1,550	1,562,570
Senior Lien, Series A (NPFGC), 5.00%, 7/01/34	6,000	6,000,060
Series B (NPFGC), 5.25%, 7/01/13(a)	11,790	11,890,569

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2013	3

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Utilities (concluded)
City of Detroit Michigan Water Supply System, Refunding RB, Second Lien, Series C (AGM),
5.00%, 7/01/29	$10,470	$10,765,673
City of Grand Rapids Michigan Sanitary Sewer System, RB:
5.00%, 1/01/37	930	1,074,094
4.00%, 1/01/42	1,700	1,759,262
City of Port Huron Michigan, RB, Water Supply:
5.25%, 10/01/31	310	344,717
5.63%, 10/01/40	1,000	1,123,520
Lansing Board of Water & Light Utilities System, RB, Series A:
5.00%, 7/01/27	1,970	2,300,133
5.00%, 7/01/31	4,230	4,888,484
5.00%, 7/01/37	2,065	2,357,363
5.50%, 7/01/41	3,000	3,549,240
Michigan Municipal Bond Authority, RB:
Clean Water Revolving-Pooled, 5.00%, 10/01/27	1,240	1,497,759
State Clean Water, 5.00%, 10/01/27	1,250	1,411,912

		54,140,206

Total Municipal Bonds in Michigan		374,603,192

Guam – 2.5%
State – 1.9%
Government of Guam Business Privilege Tax Revenue, RB, Series A,
5.13%, 1/01/42	2,300	2,566,363
Territory of Guam, Limited Obligation Bonds, RB, Section 30, Series A,
5.63%, 12/01/29	1,400	1,558,788
Territory of Guam, RB, Series B-1,
5.00%, 1/01/37	1,165	1,290,971

		5,416,122

Utilities – 0.6%
Guam Power Authority, Refunding RB, Series A:
5.00%, 10/01/34	605	669,590
(AGM), 5.00%, 10/01/26	970	1,145,376
		1,814,966

Total Municipal Bonds in Guam		7,231,088

Puerto Rico – 6.5%
State – 5.5%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A,
5.50%, 8/01/42	500	526,125
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.64%, 8/01/41(b)	8,500	1,766,895
CAB, Series A (NPFGC), 5.65%, 8/01/42(b)	6,680	1,307,476
CAB, Series A (NPFGC), 5.67%, 8/01/43(b)	12,500	2,304,250
CAB, Series A (NPFGC), 5.73%, 8/01/46(b)	20,000	3,054,200
CAB, Series C, 5.50%, 8/01/38(b)	2,775	705,044
First Sub-Series C (AGM), 5.13%, 8/01/42	5,100	5,398,554
Series A-1, 5.25%, 8/01/43	1,070	1,117,230

		16,179,774

Transportation – 1.0%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGC),
5.50%, 7/01/31	2,750	3,041,583

Total Municipal Bonds in Puerto Rico		19,221,357

Total Municipal Bonds – 135.5%		401,055,637

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(d)
Michigan – 17.6%
County/City/Special District/School District – 4.3%
Lakewood Public Schools Michigan, GO, School Building & Site (AGM),
5.00%, 5/01/37	6,470	7,486,534
Portage Public Schools Michigan, GO, School Building & Site (AGM),
5.00%, 5/01/31	4,650	5,198,096

		12,684,630

Education – 7.4%
Saginaw Valley State University, Refunding RB, General (AGM),
5.00%, 7/01/31	7,500	8,446,425
Wayne State University, Refunding RB, General (AGM),
5.00%, 11/15/35	12,207	13,544,998

		21,991,423

Health – 1.2%
Michigan Finance Authority, Refunding RB, Trinity Health,
5.00%, 12/01/39	3,350	3,725,032

Utilities – 4.7%
City of Grand Rapids Michigan, RB (NPFGC),
5.00%, 7/01/14(a)	11,387	12,001,432

4	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(d)
Michigan (concluded)
Utilities (concluded)
Detroit Water and Sewerage Department, Refunding RB, Senior Lien, Series A,
5.25%, 7/01/39	$1,649	$1,799,535

		13,800,967

Total Municipal Bonds in Michigan		52,202,052

Puerto Rico – 1.1%
State – 1.1%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C,
5.25%, 8/01/40	3,060	3,315,256

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 18.7%		55,517,308

Total Long-Term Investments (Cost – $419,837,284) – 154.2%		456,572,945

Short-Term Securities	Shares
BIF Michigan Municipal Money Fund, 0.00%(e)(f)	5,322,547	$5,322,547

Total Short-Term Securities (Cost – $5,322,547) – 1.8%		5,322,547

Total Investments (Cost – $425,159,831*) – 156.0%		461,895,492
Other Assets Less Liabilities – 2.0%		5,864,032
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (9.2)%		(27,095,555)
VRDP Shares, at Liquidation Value – (48.8)%		(144,600,000)

Net Assets Applicable to Common Shares – 100.0%		$296,063,969

*	As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$398,895,446

Gross unrealized appreciation	$37,990,563
Gross unrealized depreciation	(2,063,708)

Net unrealized appreciation	$35,926,855

Notes to Schedule of Investments

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Security is collateralized by Municipal or US Treasury obligations.

(d)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at April 30, 2013	Income
BIF Michigan Municipal Money Fund	9,419,517	(4,096,970)	5,322,547	–

(f)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ACA	American Capital Access Corp.
	AGC	Assured Guaranty Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	CAB	Capital Appreciation Bonds
	COP	Certificates of Participation

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2013	5

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Portfolio Abbreviations

EDC	Economic Development Corp.
GAB	Grant Anticipation Bonds
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
NPFGC	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds

•	Financial futures contracts as of April 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(90)	10-Year US Treasury Note	Chicago Board of Trade	June 2013	$12,002,344	$(178,712)

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$456,572,945	–	$456,572,945
Short-Term Securities	$5,322,547	–	–	5,322,547

Total	$5,322,547	$456,572,945	–	$461,895,492

[1]	See above Schedule of Investments for values in each sector.

6	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2013

Schedule of Investments (concluded)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(178,712)	–	–	$(178,712)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of April 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets
Cash pledged for financial futures contracts	$118,000	–	–	$118,000
Liabilities:
TOB trust certificates	–	$(27,073,191)	–	(27,073,191)
VRDP Shares	–	(144,600,000)	–	(144,600,000)

Total	$118,000	$(171,673,191)	–	$(171,555,191)

There were no transfers between levels during the period ended April 30, 2013.

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2013	7

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: June 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: June 24, 2013